Derivative Financial Instruments designated to Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments designated to Hedge Accounting [Abstract]
Information about how entity determined risk component designated as hedged item [text block]

	December 31, 2023
	Notional Liability	Liabilities Fair value	MTM (a)

IPCA CDB	698,917	697,060	(1,858)
Fixed rated CDB	951,777	944,862	(6,915)
Total	1,650,694	1,641,922	(8,773)

	Notional SWAP	SWAP	MTM total (b)	Profit and Loss ((a)+(b))

IPCA CDB	678,597	(675,246)	2,440	582
Fixed rated CDB	951,209	(943,227)	7,566	651
Total	1,629,806	(1,618,473)	10,006	1,233

	December 31, 2022
	Notional Liability	Liabilities Fair value	MTM (a)

IPCA CDB	708,454	710,475	2,021
Fixed rated CDB	1,368,325	1,370,304	1,980
Total	2,076,779	2,080,779	4,001

	Notional SWAP	SWAP	MTM (b)	Profit and Loss ((a)+(b))

IPCA CDB	(728,142)	(733,026)	(2,109)	(89)
Fixed rated CDB	(1,374,472)	(1,378,916)	(2,149)	(168)
Total	(2,102,614)	(2,111,942)	(4,258)	(257)

Composition of financial instruments portfolio [Text Block]

Risk factor	Financial Instruments - notional	Liabilities	Financial Instrument	Fair Value	MTM
Swap of currency	207,608	189,427	18,181	17,631	550